Form N-1A Supplement	Jul. 31, 2025
CCM Global Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
CCM Global Equity ETF (CCMG)
(the “Fund”)

July 31, 2025
Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated March 31, 2025

Effective July 31, 2025, the Fund’s website is https://sequoia-financial-sfgv.com. All references in the Fund’s Summary Prospectus, Prospectus, and SAI to the prior website are revised to reflect the new website.

If you have any questions, please call (215) 330-4476.
Please retain this Supplement for future reference.